Employment and Compensation Arrangements - PSU activity (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 15, 2021	May 15, 2021	Mar. 01, 2021	May 13, 2019	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity
Granted					675,401
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 23.56
Vesting period				3 years			5 years
Authorized grants								60,000,000
Share-based compensation expense							$ 139,571,000	$ 70,472,000	$ 51,383,000
Forfeited							(182,838)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value							$ 24.52
Transaction Related Awards 2019
Shareholders' Equity
Authorized grants				7,000,000
Share-based compensation expense						$ 13,720,000
PSUs
Shareholders' Equity
Outstanding as of December 31, 2019						873,325	873,325
Vested							(5,633)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance					1,360,255		1,360,255	873,325
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value					$ 24.86		$ 24.86	$ 25.16
Exercise of Private Placement Warrants							32.50
Weighted average grant date fair value, ending balance					$ 24.86		$ 24.86	$ 25.16
Vesting period							3 years
Share-based compensation expense							$ 0
TSR PSUs
Shareholders' Equity
Vesting period							3 years
Share-based compensation expense					$ 4,473,000		$ 178,000
TSR PSUs | Minimum
Shareholders' Equity
Share-based Compensation Arrangement by Share-based Payment Award, Payout As A Percent Of Target							0.00%
TSR PSUs | Maximum
Shareholders' Equity
Share-based Compensation Arrangement by Share-based Payment Award, Payout As A Percent Of Target							120.00%
Total Shareholder Return Performance Stock Units 2021
Shareholders' Equity
Granted	38,178	28,577	499,141
Vesting period							3 years
Share-based compensation expense							$ 805,000
Total Shareholder Return Performance Stock Units 2021 | Minimum
Shareholders' Equity
Share-based Compensation Arrangement by Share-based Payment Award, Payout As A Percent Of Target							0.00%
Total Shareholder Return Performance Stock Units 2021 | Maximum
Shareholders' Equity
Share-based Compensation Arrangement by Share-based Payment Award, Payout As A Percent Of Target							200.00%